Share-based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based payments

10. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan ("2018 Plan") for which a majority of the shares vested upon completion of the Transaction and the 2021 Omnibus Incentive Plan ("2021 Plan"). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 Plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. No additional awards are expected to be granted in the future under the 2018 Plan. Share based compensation expense recognized during the three months ended June 30, 2023 and 2022 under both plans was $10,907 and $17,736, respectively. Share based compensation expense recognized during the six months ended June 30, 2023 and 2022 under both plans was $18,123 and $31,706, respectively. As of June 30, 2023, unrecognized stock-based compensation expense was $71,701.

2021 Omnibus Incentive Plan (“2021 Plan”)

There are 10,580,754 shares authorized for award under the 2021 Plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one to three years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the three and six months ended June 30, 2023 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

Certain PRSUs were granted in the prior year which were liability-classified share-based payment awards under ASC 718 as the value of the award was fixed and would be settled in a variable number of shares. These awards were settled during the six months ending

June 30, 2023 which resulted in conversion of the full liability to additional paid in capital in the unaudited condensed consolidated statement of shareholder's equity. This conversion of $6,276 represents a non-cash investing and financing activity within the unaudited condensed consolidated statement of cash flow.

The following table summarizes restricted stock unit activity during the six months ended June 30, 2023.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2022	2,859,385		$45.95
Granted (1)	1,929,954		$16.78
Vested (2)	(1,234,152)		$33.48
Forfeited	(311,981)		$55.23
Performance adjustments (3)	75,183	$	n/a
Nonvested as of June 30, 2023	3,318,389		$28.96

(1)
Represents RSUs and PRSUs granted based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $41,621.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.

Stock options

There were no stock options granted during the three and six months ended June 30, 2023. There are 166,666 stock options outstanding as of June 30, 2023 which were granted in the prior year, of which 55,554 are exercisable. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and vest annually in equal increments over three years.

Share based compensation liability (2018 Plan)

Certain employee equity-based awards were modified in conjunction with the Transaction. Their settlement terms changed such that instead of Topco's shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and subsequently it will be remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

As of June 30, 2023 and December 31, 2022, the share-based compensation liability was $6,475 and $9,237, respectively, which is classified as a current or non-current liability within the unaudited condensed consolidated statements of financial position based on the expected timing of the redemption of shares. During the six months ended June 30, 2023, the liability decreased by $3,707 related to the redemption of shares and increased by $945 related to fair value loss. The redemption is recorded as a contribution from Topco in the unaudited condensed consolidated statement of shareholder's equity. This redemption represents a non-cash investing and financing activity within the unaudited condensed consolidated statement of cash flow.

Employee Share Purchase Plan

Beginning April 1, 2023, employees became eligible to contribute to the Company’s Employee Share Purchase Plan (the “Purchase Plan”). The Purchase Plan is not intended to be an employee benefit plan under the Employee Retirement Income Security Act of 1974, as amended, nor qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. Under the Purchase Plan, eligible employees may designate from one percent to fifteen percent of their compensation to be withheld for the purchase of PSFE shares on the open market at the market price of the shares at the end of each six-month offering period. The offering periods begin on April 1 and October 1 of each year. The Company grants each participating employee one restricted stock unit for each four PSFE shares that are purchased on the last day of the offering period (“Match RSU Award”).

The Match RSU Award cliff vests one year from the last day of the offering period, subject to the employee’s continued employment at the vesting date. The fair value of the Match RSU Award is recognized on a straight-line basis over the vesting period. The maximum number of shares of common stock authorized under this Plan for participant contributions and Match RSU Awards is 2,083,333.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.